Supplier Accounts Receivable and Other Current Liabilities (Tables)	12 Months Ended
Dec. 31, 2018
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Schedule of Other Current Liabilities

Other Current Liabilities

	2016	2017	2018
	(Amounts in thousands of Euros)
Social security	10,794	12,094	6,343
Tax liabilities	504	428	448
Other debts	146	440	1,354
Deferred revenues	3,248	2,789	4,360

Total	14,692	15,751	12,506